Intangible assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 25,567	€ 28,711	€ 32,700
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	94,244	94,058
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	255	585	1,217
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 6,368	6,240
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 24,073	26,731	29,768
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 80,562	80,514
Acquired R&D technology and projects | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Acquired R&D technology and projects | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	24 years
General development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
General development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 1,239	1,394	€ 1,581
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 7,314	7,304
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
IXIARO
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	24 years
Remaining useful life measured as period of time, intangible assets other than goodwill	9 years
Intangible assets other than goodwill	€ 25,000	27,700
IXIARO | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 78,800	€ 78,700